Consolidated Statements of Shareholders' Equity (USD $)	Total	Preferred Stock [Member]	Ordinary shares [Member]	Restricted Voting Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Dec. 31, 2010	$ 60,169,000	$ 18,000,000	$ 4,000	$ 14,000	$ 152,466,000	$ (113,371,000)	$ 3,056,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(2,470,000)					(2,470,000)
Other comprehensive loss	(3,315,000)						(3,315,000)
Share-based compensation	113,000				113,000
Stock options exercised	73,000				73,000
Other comprehensive income	(1,631,000)
Settlement of Pension Plan	1,684,000						1,684,000
Balance at Dec. 31, 2011	56,254,000	18,000,000	4,000	14,000	152,652,000	(115,841,000)	1,425,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	1,922,000					1,922,000
Other comprehensive loss							840,000
Share-based compensation	84,000				84,000
Stock options exercised	3,000				3,000
U.S. Initial Public Offering	0
Other comprehensive income	840,000
Dividends paid	0
Balance at Sep. 30, 2012	59,103,000	18,000,000	4,000	14,000	152,739,000	(113,919,000)	2,265,000
Balance at Dec. 31, 2011	56,254,000	18,000,000	4,000	14,000	152,652,000	(115,841,000)	1,425,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	3,166,000					3,166,000
Share-based compensation	113,000				113,000
Stock options exercised	3,000				3,000
Other comprehensive income	328,000						328,000
Balance at Dec. 31, 2012	59,864,000	18,000,000	4,000	14,000	152,768,000	(112,675,000)	1,753,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	4,002,000					4,002,000
Share-based compensation	184,000
U.S. Initial Public Offering			16,000	(10,000)
U.S. Initial Public Offering	9,750,000
U.S. Initial Public Offering	9,756,000
Issuance of Preferred Shares	2,000,000
Warrants exercised	782,000		1,000		781,000
Other comprehensive income	(2,664,000)						(2,664,000)
Repurchase of preferred shares	(16,200,000)	(18,000,000)			1,800,000
Dividends paid	(2,149,000)
Balance at Sep. 30, 2013	$ 55,575,000	$ 2,000,000	$ 21,000	$ 4,000	$ 163,134,000	$ (108,673,000)	$ (911,000)